CONTINGENT LIABILITIES AND COMMITMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contingent Liabilities And Commitments [Line Items]
Description of Grant Received	up to 100% of the amount of grants received (100% plus interest at LIBOR).
Accrued Royalties	$ 119
Operating Leases, Income Statement, Sublease Revenue	22
Contingent Loss On Lease Termination	$ 71
Office of Chief Scientist [Member] | Maximum [Member]
Contingent Liabilities And Commitments [Line Items]
Royalties percentage	5.00%
Office of Chief Scientist [Member] | Minimum [Member]
Contingent Liabilities And Commitments [Line Items]
Royalties percentage	3.00%
Vehicles [Member]
Contingent Liabilities And Commitments [Line Items]
Operating Leases, Rent Expense, Net	$ 110	$ 67	$ 51
Facilities [Member]
Contingent Liabilities And Commitments [Line Items]
Operating Leases, Rent Expense, Net	498	$ 179	$ 63
Operating Leases, Income Statement, Sublease Revenue	$ 17